Financial liabilities - Disclosure of Reconciliation of Changes in Lease Liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary Of Conditional Advances, Banks Loans And Loans [Line Items]
Fixed interest expense	€ 238	€ 288	€ 333
Lease liabilities
Summary Of Conditional Advances, Banks Loans And Loans [Line Items]
Liabilities arising from financing activities at beginning of period	6,519	6,188
New lease contracts	252	1,476
Impact of discounting of the new lease contracts	(26)	(110)
Fixed interest expense	238	288
Repayment of lease	(1,331)	(1,195)
Early termination of lease contracts	(122)	(128)
Liabilities arising from financing activities at end of period	€ 5,530	€ 6,519	€ 6,188